Related-Party Transactions (Investment Commitments with Related Parties, Narrative) (Details) ¥ in Thousands			12 Months Ended
	Dec. 31, 2021 CNY (¥)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 07, 2021 CNY (¥)	Dec. 05, 2013 USD ($)	Dec. 05, 2013 CNY (¥)
Disclosure of transactions between related parties [line items]
Capital contribution to related parties	¥ 1,176,168		¥ 1,176,168	¥ 585,870
Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			20.00%	20.00%
Shidian Energy [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			40.00%	40.00%
Shidian Energy [member] | Toufa [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties		¥ 400,000
Capital contribution paid to related parties	320,000
Percentage of ownership interest		40.00%
Baling Materials [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties					¥ 400,000
Capital contribution paid to related parties	50,000
Baling Materials [Member] | Sinopec Baling Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties					¥ 400,000
Parent [member] | Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties	¥ 71,541		¥ 71,541			$ 30,017,000	¥ 182,804
Expiration period of capital contribution plan	50 years
Percentage of ownership interest			20.00%
Parent [member] | Shidian Energy [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			0.00%